Consolidated balance sheets [Parenthetical] (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Interest-bearing deposits in banks, pledged deposits	$ 14,519	$ 23,994
Trading assets, pledged securities to creditors	1,262	18,988
Securities available-for-sale, pledged securities to creditors	152,340	375,492
Securities held-to-maturity, fair value	34,149	26,637
Securities held-to-maturity, pledged securities to creditors	19,453	17,486
Premises and equipment, accumulated depreciation and amortization	$ 11,688	$ 17,881
Class A common stock [Member]
Common stock, no par value	$ 0	$ 0
Common stock, assigned value	$ 6.67	$ 6.67
Common stock, Authorized	40,000,000	40,000,000
Common stock, outstanding	6,342,189	6,342,189
Common Class B [Member]
Common stock, no par value	$ 0	$ 0
Common stock, assigned value	$ 6.67	$ 6.67
Common stock, Authorized	40,000,000	40,000,000
Common stock, outstanding	2,531,926	2,531,926
Common Class E [Member]
Common stock, no par value	$ 0	$ 0
Common stock, assigned value	$ 6.67	$ 6.67
Common stock, Authorized	100,000,000	100,000,000
Common stock, outstanding	29,271,067	28,257,827